ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
ABR DYNAMIC SHORT VOLATILITY FUND

Supplement dated September 16, 2019 to the Statement of Additional Information (“SAI”)
dated December 1, 2018

The sub-sections entitled “A. Board of Trustees,” and “E. Compensation of Trustees and Officers” in the section entitled “Board of Trustees, Management and Service Providers” beginning on page 11 of the SAI are hereby deleted in their entirety and replaced with the following:

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS
A. Board of Trustees
The Trust is governed by its Board of Trustees. The Board oversees the management and operations of the Trust and the Funds, in accordance with federal law, Delaware law and the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.
The fund complex includes the funds advised by ABR Dynamic Funds, LLC, which are the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund (“Fund Complex”). The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter during a regularly scheduled in-person meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The address for all Trustees is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) since 2017; independent consultant providing interim CFO services, principally to non- profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University, 2009-2012.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jennifer Brown- Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996- 2010.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds

1Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services.  Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.
In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.
Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Mark D. Moyer: Mr. Moyer has extensive experience with finance. He currently serves as chief financial officer for a non-governmental organization and has served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jessica Chase: Ms. Chase has extensive experience in the fund services industry, including senior management roles overseeing the mutual fund and hedge fund accounting operations for a large bank provider and business development for a fund service provider specializing in third-party mutual fund administration.  Ms. Chase serves as principal executive officer for certain investment companies.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong has served as a principal executive officer and as a principal financial officer for certain investment companies.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Adviser, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.
In general, the Funds' risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each Fund’s investments.
The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds' compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds' compliance program.
The Board receives regular reports from a Valuation Committee, composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator’s regulatory administration group and a representative of the Adviser. The Valuation Committee operates pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.
The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Funds. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the Funds (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Funds under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.
Trustee Ownership in the Fund and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2018		Aggregate Dollar Range of Ownership as of December 31, 2018 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
Independent Trustees
David Tucker	None	None	None
Mark D. Moyer	None	None	None
Jennifer Brown-Strabley	None	None	None
Interested Trustee
Stacey E. Hong	None	None	None
Jessica Chase	None	None	None

E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $16,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $5,000. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complex for the fiscal year ended July 31, 2018.

Trustee	Aggregate Compensation from the Funds		Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Comple
	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
Independent Trustees
David Tucker	$969	$534	N/A	$1,503
Mark D. Moyer	$738	$407	N/A	$1,145
Jennifer Brown-Strabley	$738	$407	N/A	$1,145
Interested Trustees
Stacey E. Hong	$0	$0	N/A	$0
Jessica Chase	$0	$0	N/A	$0

* * *

For more information, please contact a Fund customer service representative toll free at
(855) 422-4518.

PLEASE RETAIN FOR FUTURE REFERENCE.

ACUITAS INTERNATION SMALL CAP FUND
ACUITAS US MICROCAP FUND

Supplement dated September 16, 2019 to the Statement of Additional Information (“SAI”) dated November 1, 2018, as supplemented.

The sub-sections entitled “A. Board of Trustees,” and “E. Compensation of Trustees and Officers” in the section entitled “Board of Trustees, Management and Service Providers” beginning on page 15 of the SAI are hereby deleted in their entirety and replaced with the following:

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS
A. Board of Trustees
The Trust is governed by its Board of Trustees. The Board oversees the management and operations of the Trust and the Funds, in accordance with federal law, Delaware law and the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.

The fund complex includes the funds advised by Acuitas Investments, LLC, which are Acuitas International Small Cap Fund and Acuitas US Microcap Fund (“Fund Complex”). The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter during a regularly scheduled in-person meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The address for all Trustees is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) since 2017; independent consultant providing interim CFO services, principally to non- profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University, 2009-2012.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jennifer Brown- Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996-2010.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds

1Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services.  Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.
In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Mark D. Moyer: Mr. Moyer has extensive experience with finance. He currently serves as chief financial officer for a non-governmental organization and has served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jessica Chase: Ms. Chase has extensive experience in the fund services industry, including senior management roles overseeing the mutual fund and hedge fund accounting operations for a large bank provider and business development for a fund service provider specializing in third-party mutual fund administration.  Ms. Chase serves as principal executive officer for certain investment companies.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong has served as a principal executive officer and as a principal financial officer for certain investment companies.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Adviser, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.
In general, the Funds' risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each Fund’s investments.
The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds' compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds' compliance program.
The Board receives regular reports from a Valuation Committee, composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator’s regulatory administration group and a representative of the Adviser. The Valuation Committee operates pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.
The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Funds. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the Funds (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Funds under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.
Trustee Ownership in the Fund and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2018		Aggregate Dollar Range of Ownership as of December 31, 2018 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
	Acuitas International Small Cap Fund	Acuitas US Microcap Fund
Independent Trustees
David Tucker	None	None	None
Mark D. Moyer	None	None	None
Jennifer Brown-Strabley	None	None	None
Interested Trustee
Stacey E. Hong	None	None	None
Jessica Chase	None	None	None

E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $16,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $5,000. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complex for the fiscal year ended June 30, 2018.

Trustee	Aggregate Compensation from the Funds		Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
	Acuitas International Small Cap Fund	Acuitas US Microcap Fund
Independent Trustees
David Tucker	$2,063	$1,881	N/A	$3,944
Mark D. Moyer	$1,500	$1,433	N/A	$2,933
Jennifer Brown-Strabley	$1,500	$1,433	N/A	$2,933
Interested Trustees
Stacey E. Hong	$0	$0	N/A	$0
Jessica Chase	$0	$0	N/A	$0

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 805-5628.

PLEASE RETAIN FOR FUTURE REFERENCE.

BAYWOOD SOCIALLYRESPONSIBLE FUND
BAYWOOD VALUEPLUS FUND

Supplement dated September 16, 2019 to the Statement of Additional Information (“SAI”)
dated February 1, 2019, as supplemented

The sub-sections entitled “A. Board of Trustees,” and “E. Compensation of Trustees and Officers” in the section entitled “Board of Trustees, Management and Service Providers” beginning on page 17 of the SAI are hereby deleted in their entirety and replaced with the following:

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS
A. Board of Trustees
The Trust is governed by its Board of Trustees. The Board oversees the management and operations of the Trust and the Funds, in accordance with federal law, Delaware law and the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including the Advisor, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.

The fund complex includes the funds advised by SKBA Capital Management, LLC, which are the Baywood ValuePlus Fund and Baywood SociallyResponsible Fund (“Fund Complex”). The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter during a regularly scheduled in-person meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The address for all Trustees is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) since 2017; independent consultant providing interim CFO services, principally to non- profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University, 2009-2012.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jennifer Brown- Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996-2010	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds

1Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services.  Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.
In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Mark D. Moyer: Mr. Moyer has extensive experience with finance. He currently serves as chief financial officer for a non-governmental organization and has served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jessica Chase: Ms. Chase has extensive experience in the fund services industry, including senior management roles overseeing the mutual fund and hedge fund accounting operations for a large bank provider and business development for a fund service provider specializing in third-party mutual fund administration.  Ms. Chase serves as principal executive officer for certain investment companies.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong has served as a principal executive officer and as a principal financial officer for certain investment companies.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Advisor, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.
In general, the Funds' risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Advisor and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Advisor oversees and regularly monitors the investments, operations and compliance of each Fund’s investments.
The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Advisor and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds' compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds' compliance program.
The Board receives regular reports from a Valuation Committee, composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator’s regulatory administration group and a representative of the Advisor. The Valuation Committee operates pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.
The Board also regularly receives reports from the Advisor with respect to the investments and securities trading of the Funds. For example, typically, the Board receives reports, presentations and other information from the Advisor on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Advisor and the Trust on behalf of the Funds (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Advisor and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Funds under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Advisor also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.
Trustee Ownership in the Fund and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2018		Aggregate Dollar Range of Ownership as of December 31, 2018 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
	Baywood ValuePlus Fund	Baywood SociallyResponsible Fund
Independent Trustees
David Tucker	None	None	None
Mark D. Moyer	None	None	None
Jennifer Brown-Strabley	None	None	None
Interested Trustee
Stacey E. Hong	None	None	None
Jessica Chase	None	None	None

E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $16,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $5,000. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complex for the fiscal year ended September 30, 2018

Trustee	Aggregate Compensation from the Funds		Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
	Baywood ValuePlus Fund	Baywood SociallyResponsible Fund
Independent Trustees
David Tucker	$716	$769	N/A	$1,485
Mark D. Moyer	$545	$586	N/A	$1,131
Jennifer Brown-Strabley	$545	$586	N/A	$1,131
Interested Trustees
Stacey E. Hong	$0	$0	N/A	$0
Jessica Chase	$0	$0	N/A	$0

* * *

For more information, please contact a Fund customer service representative toll free at
(855) 409-2297.

PLEASE RETAIN FOR FUTURE REFERENCE.

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND (the “Fund”)

Supplement dated September 16, 2019 to the Statement of Additional Information (“SAI”)
dated February 1, 2019

The sub-sections entitled “A. Board of Trustees,” and “E. Compensation of Trustees and Officers” in the section entitled “Board of Trustees, Management and Service Providers” beginning on page 16 of the SAI are hereby deleted in their entirety and replaced with the following:

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS
A. Board of Trustees
The Trust is governed by its Board of Trustees. The Board oversees the management and operations of the Trust and the Fund, in accordance with federal law, Delaware law and the stated policies of the Fund. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series. As a result, the term “Fund Complex” applies only to the Fund.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Fund. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter during a regularly scheduled in-person meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The address for all Trustees is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) since 2017; independent consultant providing interim CFO services, principally to non- profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University, 2009-2012.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jennifer Brown- Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996-2010.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds

1Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services.  Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.
In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Mark D. Moyer: Mr. Moyer has extensive experience with finance. He currently serves as chief financial officer for a non-governmental organization and has served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jessica Chase: Ms. Chase has extensive experience in the fund services industry, including senior management roles overseeing the mutual fund and hedge fund accounting operations for a large bank provider and business development for a fund service provider specializing in third-party mutual fund administration.  Ms. Chase serves as principal executive officer for certain investment companies.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong has served as a principal executive officer and as a principal financial officer for certain investment companies.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund. The Adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.
In general, the Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each Fund’s investments.
The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program.
The Board receives regular reports from a Valuation Committee, composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator’s regulatory administration group and a representative of the Adviser. The Valuation Committee operates pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.
The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Fund. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Fund under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.
Trustee Ownership in the Fund and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2018	Aggregate Dollar Range of Ownership as of December 31, 2018 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
Independent Trustees
David Tucker	None	None
Mark D. Moyer	None	None
Jennifer Brown-Strabley	None	None
Interested Trustee
Stacey E. Hong	None	None
Jessica Chase	None	None

E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $16,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $5,000. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year September 30, 2018.

Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
Independent Trustees
David Tucker	$815	N/A	$815
Mark D. Moyer	$621	N/A	$621
Jennifer Brown-Strabley	$621	N/A	$621
Interested Trustees
Stacey E. Hong	$0	N/A	$0
Jessica Chase	$0	N/A	$0

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 856-1516.

PLEASE RETAIN FOR FUTURE REFERENCE

CVR DYNAMIC ALLOCATION FUND

Supplement dated September 16, 2019 to the Statement of Additional Information (“SAI”)
dated April 1, 2019.

The sub-sections entitled “A. Board of Trustees,” and “E. Compensation of Trustees and Officers” in the section entitled “Board of Trustees, Management and Service Providers” beginning on page 14 of the SAI are hereby deleted in their entirety and replaced with the following:

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS
A. Board of Trustees
The Trust is governed by its Board of Trustees. The Board oversees the management and operations of the Trust and the Fund, in accordance with federal law, Delaware law and the stated policies of the Fund. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series. As a result, the term “Fund Complex” applies only to the Fund.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Fund. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter during a regularly scheduled in-person meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The address for all Trustees is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) since 2017; independent consultant providing interim CFO services, principally to non- profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University, 2009-2012.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jennifer Brown- Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996-2010.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds

1Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services.  Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.
In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Mark D. Moyer: Mr. Moyer has extensive experience with finance. He currently serves as chief financial officer for a non-governmental organization and has served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jessica Chase: Ms. Chase has extensive experience in the fund services industry, including senior management roles overseeing the mutual fund and hedge fund accounting operations for a large bank provider and business development for a fund service provider specializing in third-party mutual fund administration.  Ms. Chase serves as principal executive officer for certain investment companies.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong has served as a principal executive officer and as a principal financial officer for certain investment companies.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund. The Adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.
In general, the Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each Fund’s investments.
The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program.
The Board receives regular reports from a Valuation Committee, composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator’s regulatory administration group and a representative of the Adviser. The Valuation Committee operates pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.
The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Fund. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Fund under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.
Trustee Ownership in the Fund and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2018	Aggregate Dollar Range of Ownership as of December 31, 2018 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
Independent Trustees
David Tucker	None	None
Mark D. Moyer	None	None
Jennifer Brown-Strabley	None	None
Interested Trustee
Stacey E. Hong	None	None
Jessica Chase	None	None

E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $16,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $5,000. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year November 30, 2018.

Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
Independent Trustees
David Tucker	$939	N/A	$939
Mark D. Moyer	$716	N/A	$716
Jennifer Brown-Strabley	$716	N/A	$716
Interested Trustees
Stacey E. Hong	$0	N/A	$0
Jessica Chase	$0	N/A	$0

* * *

For more information, please contact a Fund customer service representative toll free at
(855) 328-7691.

PLEASE RETAIN FOR FUTURE REFERENCE.

DUNDAS INTERNATIONAL EQUITY GROWTH FUND (the “Fund”)

Supplement dated September 16, 2019 to the Statement of Additional Information (“SAI”)
dated July 1, 2019

The sub-sections entitled “A. Board of Trustees,” and “E. Compensation of Trustees and Officers” in the section entitled “Board of Trustees, Management and Service Providers” beginning on page 10 of the SAI are hereby deleted in their entirety and replaced with the following:

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS
A. Board of Trustees
The Trust is governed by its Board of Trustees. The Board oversees the management and operations of the Trust and the Fund, in accordance with federal law, Delaware law and the stated policies of the Fund. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.

The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series. As a result, the term “Fund Complex” applies only to the Fund.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Fund. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter during a regularly scheduled in-person meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The address for all Trustees is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) since 2017; independent consultant providing interim CFO services, principally to non- profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University, 2009-2012.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jennifer Brown- Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996-2010.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	1	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds

1Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services.  Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.
In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Mark D. Moyer: Mr. Moyer has extensive experience with finance. He currently serves as chief financial officer for a non-governmental organization and has served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jessica Chase: Ms. Chase has extensive experience in the fund services industry, including senior management roles overseeing the mutual fund and hedge fund accounting operations for a large bank provider and business development for a fund service provider specializing in third-party mutual fund administration.  Ms. Chase serves as principal executive officer for certain investment companies.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong has served as a principal executive officer and as a principal financial officer for certain investment companies.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund. The Adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.
In general, the Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each Fund’s investments.
The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program.
The Board receives regular reports from a Valuation Committee, composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator’s regulatory administration group and a representative of the Adviser. The Valuation Committee operates pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.
The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Fund. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Fund under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.
Trustee Ownership in the Fund and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2018[1]	Aggregate Dollar Range of Ownership as of December 31, 2018 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
Independent Trustees
David Tucker	None	None
Mark D. Moyer	None	None
Jennifer Brown-Strabley	None	None
Interested Trustee
Stacey E. Hong	None	None
Jessica Chase	None	None
1The Fund had not commenced operations prior to the date of this SAI. Accordingly, no trustee owns shares of the Fund.

E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $16,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $5,000. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year February 28, 2019.

Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
Independent Trustees
David Tucker	$1,038	N/A	$1,038
Mark D. Moyer	$791	N/A	$791
Jennifer Brown-Strabley	$791	N/A	$791
Interested Trustees
Stacey E. Hong	$0	N/A	$0
Jessica Chase	$0	N/A	$0

* * *

For more information, please contact a Fund customer service representative toll free at
(855) 536- 7414.

PLEASE RETAIN FOR FUTURE REFERENCE.

JAGUAR INTERNATIONAL PROPERTY FUND
JAGUAR GLOBAL PROPERTY FUND

Supplement dated September 16, 2019 to the Statement of Additional Information (“SAI”)
dated July 1, 2019

The sub-sections entitled “A. Board of Trustees,” and “E. Compensation of Trustees and Officers” in the section entitled “Board of Trustees, Management and Service Providers” beginning on page 12 of the SAI are hereby deleted in their entirety and replaced with the following:

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS
A. Board of Trustees
The Trust is governed by its Board of Trustees. The Board oversees the management and operations of the Trust and the Funds, in accordance with federal law, Delaware law and the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including the Adviser, which is responsible for the management of the day-to-day operations of each Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate. The Trustees serve until their respective successors have been elected and qualified or until their earlier death, resignation or removal.

The fund complex includes the funds advised by Jaguar Listed Property LLC, which are Jaguar International Property Fund and Jaguar Global Property Fund (“Fund Complex”). The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Board Structure and Related Matters. Independent Trustees constitute at least a majority of the Board members. David Tucker, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Funds. The Independent Chair also performs such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Qualified Legal Compliance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of each Fund, the number of funds overseen by the Board, the arrangements for the conduct of each Fund’s operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the Trustees are able to oversee effectively the number of funds.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. At least once per quarter during a regularly scheduled in-person meeting of the Board, the Independent Trustees meet without the presence of interested Trustees.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each Trustee serves until his or her death, resignation or removal and replacement. The address for all Trustees is c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy) since 2017; independent consultant providing interim CFO services, principally to non- profit organizations, 2011- 2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University, 2009-2012.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jennifer Brown- Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors (a registered investment adviser), 1996-2010.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	Director, Apex Fund Services since 2019; President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds
Jessica Chase Born: 1970	Trustee	Since 2019	Director, Apex Fund Services since 2019; Senior Vice President, Atlantic Fund Services 2008-2019.	2	Trustee, Forum Funds; Trustee, U.S. Global Investors Funds

1Stacey E. Hong and Jessica Chase are currently treated as interested persons of the Trust, as defined in the 1940 Act, due to their affiliation with Apex Fund Services.  Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC. Jessica Chase is also currently an interested person of the Trust, as defined in the 1940 Act, due to her role as President of the Trust.
In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute (“ICI”); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual’s board of directors. Mr. Tucker actively serves charitable organizations in the metropolitan Kansas City area.

Jennifer Brown-Strabley: Ms. Brown-Strabley has extensive experience in the financial services and investment management industry, including institutional sales experience in global fixed-income and related quantitative research. Ms. Brown-Strabley also has experience in business start-up and operations and as a former principal of a registered investment adviser, for which she continues to provide consulting advice from time to time.

Mark D. Moyer: Mr. Moyer has extensive experience with finance. He currently serves as chief financial officer for a non-governmental organization and has served as chief financial officer for an integrated media company and a not-for-profit organization. Mr. Moyer also served as an adjunct professor of accounting at Fairfield University.

Jessica Chase: Ms. Chase has extensive experience in the fund services industry, including senior management roles overseeing the mutual fund and hedge fund accounting operations for a large bank provider and business development for a fund service provider specializing in third-party mutual fund administration.  Ms. Chase serves as principal executive officer for certain investment companies.

Stacey E. Hong: Mr. Hong has experience in auditing as a certified public accountant, and in the financial services industry as the president of a fund service provider specializing in administration, accounting, and transfer agency services for pooled investment products. Mr. Hong has served as a principal executive officer and as a principal financial officer for certain investment companies.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. The Adviser, as part of its responsibilities for the day-to-day operations of the Funds, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.
In general, the Funds' risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, the Adviser oversees and regularly monitors the investments, operations and compliance of each Fund’s investments.
The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Adviser and the CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds' compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds' compliance program.
The Board receives regular reports from a Valuation Committee, composed of the Principal Executive Officer, the Principal Financial Officer, the CCO, a senior fund accounting member, a senior representative from the Administrator’s regulatory administration group and a representative of the Adviser. The Valuation Committee operates pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. The Valuation Committee reports to the Board on the pricing of the Fund’s shares and the valuation of the Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy; and carries out any other functions delegated to it by the Board relating to the valuation of Fund assets.
The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Funds. For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between the Adviser and the Trust on behalf of the Funds (the “Advisory Agreement”). Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Funds under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.
Trustee Ownership in the Fund and the Fund Complex. The following table sets forth each Trustee’s ownership of the Fund and the Trust.

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2018		Aggregate Dollar Range of Ownership as of December 31, 2018 in all Registered Investment Companies Overseen by Trustee in the Fund Complex
	Jaguar International Property Fund	Jaguar Global Property Fund
Independent Trustees
David Tucker	None	None	None
Mark D. Moyer	None	None	None
Jennifer Brown-Strabley	None	None	None
Interested Trustee
Stacey E. Hong	None	None	None
Jessica Chase	None	None	None

E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $16,000 for service to the Trust. The Chairman of the Board is paid an additional annual fee of $5,000. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The following table sets forth the fees paid to each Trustee by the Funds and the Fund Complex for the fiscal year ended February 28, 2019.

Trustee	Aggregate Compensation from the Funds		Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Fund Complex
	Jaguar International Property Fund	Jaguar Global Property Fund
Independent Trustees
David Tucker	$747	$752	N/A	$1,500
Mark D. Moyer	$569	$573	N/A	$1,143
Jennifer Brown-Strabley	$569	$573	N/A	$1,143
Interested Trustees
Stacey E. Hong	$0	$0	N/A	$0
Jessica Chase	$0	$0	N/A	$0

* * *

For more information, please contact a Fund customer service representative toll free at
(844) 218-5182.

PLEASE RETAIN FOR FUTURE REFERENCE.